Related undertakings - Subsidiaries (Details)			12 Months Ended
	Nov. 13, 2022	Nov. 10, 2021	Mar. 31, 2023
Vodafone Albania Sh.A
Subsidiaries
Ownership interest in subsidiary			99.94%
VOIS Albania ShpK
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Australia Pty Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Austria GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Bahrain W.L.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Belgium SA/NV
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Servicos Empresariais Brasil Ltda
Subsidiaries
Ownership interest in subsidiary			100.00%
Cobra do Brasil Servicos de Telematica ltda.
Subsidiaries
Ownership interest in subsidiary			70.00%
Vodafone Empress Brasil Telecomunicacoes Ltda
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Bulgaria EOOD
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Canada Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
CGP Investments (Holdings) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Technologies (Beijing) Co, Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Communications Technical Services (Shanghai) Co. Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Congo (RDC) SA
Subsidiaries
Ownership interest in subsidiary			33.20%
Vodacash S.A
Subsidiaries
Ownership interest in subsidiary			33.20%
Vodafone Evde Operations Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mobile Operations Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Communications Technical Service (Shanghai) Co, Ltd. Beijing Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Oskar Mobil S.R.O.
Subsidiaries
Ownership interest in subsidiary			100.00%
Nadace Vodafone esk Republika
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone West GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Grandcentrix GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Hong Kong Limited - New Zealand Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Services LLC
Subsidiaries
Ownership interest in subsidiary			100.00%
UPC External Services S.R.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Dijital Yayincilik Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Navtrak Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone UK Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Czech Republic A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Europe (UK) Limited - Czech Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Czech Republic A.S. - Slovakia Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Vantage Towers 2 s.r.o.
Subsidiaries
Ownership interest in subsidiary			100.00%
Zavisova Real Estate, s.r.o.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Denmark A/S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone For Trading
Subsidiaries
Ownership interest in subsidiary			35.78%
Starnet
Subsidiaries
Ownership interest in subsidiary			35.81%
Sarmady Communications
Subsidiaries
Ownership interest in subsidiary			35.82%
Vodafone International Services LLC
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Egypt [Member]
Subsidiaries
Ownership interest in subsidiary		55.00%	35.82%
Vodafone Data
Subsidiaries
Ownership interest in subsidiary			35.81%
Vodafone Enterprise Finland OY
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Telematics Development S.A.S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive France S.A.S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise France SAS
Subsidiaries
Ownership interest in subsidiary			100.00%
Apollo Submarine Cable System Ltd French Branch 2
Subsidiaries
Ownership interest in subsidiary			100.00%
TKS Telepost Kabel-Service Kaiserslautern Beteiligungs GmbH
Subsidiaries
Ownership interest in subsidiary			94.01%
Kabel Deutschland Holding AG
Subsidiaries
Ownership interest in subsidiary			94.01%
Vodafone Customer Care GmbH3
Subsidiaries
Ownership interest in subsidiary			94.01%
Vodafone Deutschland GmbH
Subsidiaries
Ownership interest in subsidiary			94.01%
Vodafone Automotive Deutschland GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Germany GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Institut fr Gesellschaft und Kommunikation GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Stiftung Deutschland Gemeinnutzige GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Vierte Verwaltungs AG
Subsidiaries
Ownership interest in subsidiary			100.00%
KABELCOM Braunschweig Gesellschaft Fr Breitbandkabel-Kommunikation Mit Beschrnkter Haftung
Subsidiaries
Ownership interest in subsidiary			94.01%
Urbana Teleunion Rostock GmbH & Co.KG
Subsidiaries
Ownership interest in subsidiary			65.80%
Vantage Towers AG
Subsidiaries
Ownership interest in subsidiary	85.80%
KABELCOM Wolfsburg Gesellschaft Fur Breitbandkabel-Kommunikation Mit Beschrankter Haftung
Subsidiaries
Ownership interest in subsidiary			94.01%
12,5 km National Road Athens - Lamia, Metamorfosi / Athens, 14452, Greece Vodafone Innovus S.A
Subsidiaries
Ownership interest in subsidiary			99.87%
Vodafone-Panafon Hellenic Telecommunications Company S.A.
Subsidiaries
Ownership interest in subsidiary			99.87%
360 Connect S.A.
Subsidiaries
Ownership interest in subsidiary			99.87%
FB Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Le Bunt Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Silver Stream Investments Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
VBA Holdings Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
VBA International Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Enterprise Hong Kong Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
VSSB Vodafone Shared Services Budapest Private Limited Company
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless Global (India) Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Networks India Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless (India) Limited (India branch)
Subsidiaries
Ownership interest in subsidiary			100.00%
Omega Telecom Holdings Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Usha Martin Telematics Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Services Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone India Services Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Financing Designated Activity Company
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
VF Ireland Property Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Global Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Network Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services Ireland Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ireland Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ireland Marketing Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ireland Retail Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise (Italy) S.R.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Italia S.p.A
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Electronic Systems S.r.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive SpA
Subsidiaries
Ownership interest in subsidiary			100.00%
VEI S.r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Italia S.p.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Italy S.r.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Gestioni S.p.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Servizi E Tecnologie S.R.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise U.K. (Japanese Branch)
Subsidiaries
Ownership interest in subsidiary			100.00%
VND S.p.A
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Japan K.K
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise (Japan) K.K.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International 2 Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Kenya Limited
Subsidiaries
Ownership interest in subsidiary			69.46%
M-PESA Holding Co. Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Business (Kenya) Limited
Subsidiaries
Ownership interest in subsidiary			52.08%
Vodafone Enterprise Korea Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Lesotho (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			52.08%
VCL Financial Services (Pty) Ltd
Subsidiaries
Ownership interest in subsidiary			52.08%
Tomorrow Street GP S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Global Businesses S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Luxembourg S.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International 1 S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International M S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Investments Luxembourg S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Luxembourg S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Procurement Company S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Roaming Services S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Services Company S.a.r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise (Malaysia) Sdn Bhd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Insurance Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Mobile Wallet VM1
Subsidiaries
Ownership interest in subsidiary			65.10%
Mobile Wallet VM2
Subsidiaries
Ownership interest in subsidiary			65.10%
Al-Amin Investments Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Array Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Asian Telecommunication Investments (Mauritius) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
CCII (Mauritius), Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
CGP India Investments Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Euro Pacific Securities Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Mobilvest
Subsidiaries
Ownership interest in subsidiary			100.00%
Prime Metals Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Trans Crystal Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mauritius Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Telecommunications (India) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Tele-Services (India) Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
VBA (Mauritius) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom International Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Empresa Mexico S.de R.L. de C.V.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Mocambique, SA
Subsidiaries
Ownership interest in subsidiary			55.33%
Vodafone M-Pesa, S.A
Subsidiaries
Ownership interest in subsidiary			55.33%
Vodafone Enterprise Netherlands BV
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Europe B.V.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Holdings B.V.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Panafon International Holdings B.V.
Subsidiaries
Ownership interest in subsidiary			99.87%
Vodafone Enterprise Norway AS
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Limited (Norway Branch)
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Business Poland sp. z o.o
Subsidiaries
Ownership interest in subsidiary			100.00%
Oni Way - Infocomunicacoes, S.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Portugal - Comunicacoes Pessoais, S.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Solutions, Unipessoal LDA
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Spain, S.L.U. - Portugal Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Romania S.A
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Romania M-Payments SRL
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Romania Technologies SRL
Subsidiaries
Ownership interest in subsidiary			100.00%
Evotracking SRL
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone External Services S.R.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless CIS Svyaz LLC
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Equipment Limited Ogranak u Beogradu2
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Singapore Pte.Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Network Limited - Slovakia Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
XLink Communications (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Holdings (SA) Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Investments (SA) Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
IoT.nxt (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
IOT.nxt Development (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
10T Holdings Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
Jupicol (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			45.57%
Mezzanine Ware Proprietary Limited (RF)
Subsidiaries
Ownership interest in subsidiary			58.59%
Motifpros 1 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Storage Technology Services (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			33.20%
Vodacom (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Business Africa Group (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Business Africa SA (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Financial Services (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Group Limited [Member]
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Insurance Administration Company (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Insurance Company (RF) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom International Holdings (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Life Assurance Company (RF) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Payment Services (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Properties No 1 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Properties No.2 (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Tower Company Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Wheatfields Investments 276 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Automotive Iberia S.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Spain SLU
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Espana S.A.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Holdings Europe S.L.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone ONO, S.A.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Servicios SL.U
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Sweden AB
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Switzerland AG
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise Taiwan Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Gateway Communications Tanzania Limited
Subsidiaries
Ownership interest in subsidiary			64.45%
Vodafone Business Siam Co., Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
M-Pesa Limited
Subsidiaries
Ownership interest in subsidiary			48.82%
Shared Networks Tanzania Limited
Subsidiaries
Ownership interest in subsidiary			48.82%
Vodacom Tanzania Public Limited Company
Subsidiaries
Ownership interest in subsidiary			48.82%
Vodafone Bilgi Ve Iletisim Hizmetleri AS
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Dagitim, Servis ve Icerik Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Kule ve Altyapi Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Medya Icerik Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Elektronik Para Ve Odeme Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
VOIS Turkey Akilli zmler Limited irket
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Holding A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Net Iletisim Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Telekomunikasyon A.S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Teknoloji Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
LLC Vodafone Enterprise Ukraine
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Europe (UK) Limited - DUBAI BRANCH
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Group Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Profit Sharing Trustees Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
IoT Nxt UK Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
Vodafone (NI) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Pinnacle Cellular Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Pinnacle Cellular Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone (Scotland) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
DABCo Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Energis (Ireland) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive UK Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Business Africa Group Services Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom UK Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Apollo Submarine Cable System Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Bluefish Communications Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Aspac Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless CIS Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Communications Data Network Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Europe Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Global Telecommunication Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless UK Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Worldwide Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Worldwide Voice Messaging Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless (India) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless Nominee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Central Communications Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Energis Communications Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Energis Squared Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
London Hydraulic Power Company
Subsidiaries
Ownership interest in subsidiary			100.00%
Metro Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Project Telecom Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Rian Mobile Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Talkmobile Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
The Eastern Leasing Company Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vizzavi Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Voda Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone (New Zealand) Hedging Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone 2.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone 4 UK
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone 5 Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone 5 UK
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone 6 UK
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Americas
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Benelux Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Cellular Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Consolidated Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Corporate Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Corporate Secretaries Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone DC Pension Trustee Company Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Distribution Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Corporate Secretaries Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Equipment Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Europe (UK) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise U.K.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Euro Hedging Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Euro Hedging Two
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Europe UK
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone European Investments
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone European Portal Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finance Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finance Luxembourg Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finance Management
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finance UK Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Financial Operations
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Content Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group (Directors) Trustee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Pension Trustee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services No.2 Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Share Trustee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Holdings Luxembourg Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Intermediate Enterprises Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Operations Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Investment UK
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Investments Australia Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Investments Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone IP Licensing Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Marketing UK
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mobile Communications Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mobile Enterprises Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mobile Network Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Nominees Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Oceania Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Overseas Finance Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Overseas Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Panafon UK
Subsidiaries
Ownership interest in subsidiary			99.87%
Vodafone Partner Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Retail (Holdings) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Sales & Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone UK Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ventures Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Worldwide Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Yen Finance Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone-Central Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodaphone Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodata Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Your Communications Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless AmericasSystems, Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Americas Virginia Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone US Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Americas Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
IoT.nxt USA BV
Subsidiaries
Ownership interest in subsidiary			42.31%
IoT nxt USA Inc
Subsidiaries
Ownership interest in subsidiary			42.31%
IOT.NXT BV
Subsidiaries
Ownership interest in subsidiary			42.31%
IoT.nxt Europe BV
Subsidiaries
Ownership interest in subsidiary			42.31%
UPC Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Sigorta Aracilik Hismetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Telematics Srl
Subsidiaries
Ownership interest in subsidiary			100.00%
Infinity Services Partner Company
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Energia, S.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Intelligent Solutions Espana, S.L.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mall Ve Electronik Hizmetler Ticaret AS
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finansman A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Fintech Services FZ-LLC5
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Investments Company Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone International 2 Limited - UK Branch
Subsidiaries
Ownership interest in subsidiary			100.00%